Employee Future Benefits	6 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
Employee Future Benefits	EMPLOYEE FUTURE BENEFITS
Fortis and each subsidiary maintain one or a combination of defined benefit pension plans and defined contribution pension plans, as well as other post-employment benefit ("OPEB") plans, including health and dental coverage and life insurance benefits, for qualifying members. The net benefit cost is detailed below.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2026	2025	2026	2025
Quarter ended June 30
Service costs	18	18	6	5
Interest costs	44	43	7	7
Expected return on plan assets	(57)	(53)	(7)	(7)
Amortization of actuarial gains	(6)	(4)	(7)	(6)
Amortization of past service credits/plan amendments	2	—	—	—
Regulatory adjustments	(1)	—	—	2
Net benefit cost	—	4	(1)	1

Year-to-date June 30
Service costs	36	36	11	11
Interest costs	88	86	15	15
Expected return on plan assets	(114)	(107)	(15)	(14)
Amortization of actuarial gains	(13)	(8)	(13)	(12)
Amortization of past service credits/plan amendments	3	—	—	—
Regulatory adjustments	(1)	(1)	—	4
Net benefit cost	(1)	6	(2)	4

Defined contribution pension plan expense for the three and six months ended June 30, 2026 was $18 million and $37 million (three and six months ended June 30, 2025 - $16 million and $35 million, respectively).